Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	$ 634,844	$ 643,040
Less: Allowance for doubtful accounts	(92,571)	(97,920)	$ (89,789)	$ (89,602)
Accounts receivable, net	542,273	545,120
Casino [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	343,869	332,443
Hotel [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	146,931	169,321
Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	$ 144,044	$ 141,276